FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Credit Risk

The tables below show the credit quality and the maximum exposure to credit risk based on the Group's credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as of December 31, 2018 and 2019. The amounts presented are gross carrying amounts for financial assets.

December 31, 2018	12-month ECLs	Lifetime ECLs		Simplified
	Stage 1	Stage 2	Stage 3	approach	Total
	CNY	CNY	CNY	CNY	CNY
Financial assets included in other receivables
- Normal*	33	—	—	—	33
- Doubtful*	—	—	—	—	—
Cash and cash equivalents
- Not yet past due	6,793	—	—	—	6,793
Total	6,826	—	—	—	6,826

December 31, 2019	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Total
	CNY	CNY	CNY	CNY

Trade receivables	3,956	—	—	3,956
Financial assets included in other receivables
- Normal*	33	—	—	33
- Doubtful*	—	—	—	—
Cash and cash equivalents
- Not yet past due	3,444	—	—	3,444
Total	7,433	—	—	7,433

December 31, 2019	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Total
	US$	US$	US$	US$

Trade receivables	568	—	—	568
Financial assets included in other receivables
- Normal*	5	—	—	5
- Doubtful*	—	—	—	—
Cash and cash equivalents
- Not yet past due	495	—	—	495
Total	1,068	—	—	1,068

———————

*

The credit quality of the financial assets included in other receivables is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Schedule of Maturity Profile of the Group's Financial Liabilities

The table below summarizes the maturity profile of the Group's financial liabilities based on contractual undiscounted payments:

December 31, 2018	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	—	100	—	—	100
Other payables and accrued liabilities	—	1,081	—	—	1,081
Due to a related company	—	4,041	—	—	4,041
Due to the Shareholder	—	6,973	—	—	6,973
	—	12,195	—	—	12,195

December 31, 2019	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	—	3,896	—	—	3,896
Other payables and accrued liabilities	—	1,600	—	—	1,600
Due to a related company	—	5,077	—	—	5,077
Due to the Shareholder	—	7,097	—	—	7,097
Lease liabilities	—	812	—	—	812
	—	18,482	—	—	18,482

December 31, 2019	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Trade payables	—	560	—	—	560
Other payables and accrued liabilities	—	231	—	—	231
Due to a related company	—	729	—	—	729
Due to the Shareholder	—	1,019	—	—	1,019
Lease liabilities	—	117	—	—	117
	—	2,656	—	—	2,656